Income Taxes	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Income Taxes [Line Items]
INCOME TAXES

NOTE 11. INCOME TAXES

The income tax provision (benefit) for the year ended December 31, 2020 consists of the following:

Current
Federal	$(12,204)
State	—
Deferred
Federal	(19,009)
State	—
Change in valuation allowance	31,213
Income tax provision (benefit)	$—

The Company’s net deferred tax assets are as follows:

Deferred tax asset
Net operating loss carryforward	$12,204
Startup/organizational costs	19,009
Total deferred tax assets	31,213
Valuation allowance	(31,213)
Deferred tax assets, net of allowance	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance as of December 31, 2020.

A reconciliation of the statutory income tax rate to the Company’s effective tax rate for the period from August 11, 2020 (inception) to December 31, 2020 is as follows:

Tax benefit at statutory federal income tax rate	(21.0)%
Permanent book/tax difference	20.3%
Valuation allowance	0.7%
Income tax provision (benefit)	0.0%

Ambulnz, Inc. [Member]
Income Taxes [Line Items]
INCOME TAXES

16. Income Taxes

As a result of the Company’s history of net operating losses (“NOL”), the Company had historically provided for a full valuation allowance against its deferred tax assets for assets that are not more-likely-than-not to be realized. The Company’s income tax expense/(benefit) for the nine months ended September 30, 2021 and 2020 was $613,531and $3,518 respectively, was for state income taxes. The Company’s income tax expense/(benefit) for the three months ended September 30, 2021 and 2020 was $604,608 and $3,518 respectively, was for state income taxes.

16. Income Taxes

A reconciliation of the statutory U.S. federal income tax rate to the Company’s effective tax rate consist of the following:

	For the Years Ended December 31,
	2020	2019
Statutory federal income tax benefit	21%	21%
Permanent items	0.44%	0.44%
State taxes, net of federal tax benefit	8.02%	7.88%
Change in valuation allowance	(28.36)%	(29.12)%

Effective tax rate	1.1%	0.2%

The components of income tax provision (benefit) are as follows:

	As of December 31,
	2020	2019
Current:
Federal	$—	$—
State and local	167,443	47,032
Foreign	—	—
	$167,443	$47,032
Deferred:
Federal	$—	$—
State and local	—	—
Foreign	—	—
	—	—

Total income tax expense (benefit)	$167,443	$47,032

Deferred income taxes reflect the net tax effects of temporary differences between the carrying value of assets and liabilities for financial reporting purposes and amounts used for income tax purposes. The temporary differences that give rise to deferred tax assets and liabilities are as follows:

	As of December 31,
	2020	2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$21,936,556	$17,573,981
Allowance for doubtful accounts	2,323,541	1,687,471
Amortization	(533,178)	(426,414)
Prepaid expenses	(207,162)	(291,341)
Property and equipment	(1,447,130)	(748,372)
Research and development expense	(622,980)	(463,316)
Other	581,654	580,695
Net deferred tax assets	22,031,301	17,912,704
Valuation allowance	(22,031,301)	(17,912,704)
Deferred tax assets, net of allowance	$—	$—

The Company has determined, based upon available evidence, that it is more likely than not that all of the net deferred tax asset will not be realized and, accordingly, has provided a full valuation allowance against its net deferred tax asset. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, net operating loss carryback potential, and tax planning strategies in making these assessments.

As of December 31, 2020, and 2019, the Company had federal net operating loss carryforwards of approximately $76,768,898 and $61,648,751, respectively. As of December 31, 2020, and 2019, the Company had approximately $41,515 and $555,273 of foreign net operating loss carryforwards, respectively. As of December 31, 2020 and 2019, the Company had state net operating loss carryforward of approximately $99,360,503 and $77,709,632, respectively. The federal net operating loss carryforwards generated after December 31, 2017 of $65,112,302 carry forward infinitely, while the remaining federal net operating loss carryforwards of $ 11,656,596 million began to expire in 2037. State and foreign net operating loss carryforwards generated in the tax years from 2017 to 2020 will begin to expire, if not utilized, by 2039. Utilization of the net operating loss carryforwards may be subject to an annual limitation according to Section 382 of the Internal Revenue Code of 1986 as amended, and similar provisions.

The difference between the statutory income taxes on the Company’s pre-tax loss and the Company’s effective income tax rate during the years ended December 31, 2020, and 2019 is primarily due to a recorded valuation allowance. The valuation allowance for deferred tax assets as of December 31, 2020, and 2019 was $22,040,019 and $18,029,312, respectively. The net change in the total valuation allowance for the years ended December 31, 2020, and 2019 was an increase of $4,010,707 and $7,768,414, respectively.

In assessing the realizability of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future table income during the periods in which those temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The Company recognizes interest accrued to unrecognized tax benefits and penalties as income tax expense. The Company accrued total penalties and interest of $0 during the years ended December 31, 2020, and 2019 and in total, as of December 31, 2020 and 2019 has recognized penalties and interest of $0.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which they operate. In the normal course of business, the Company is subject to examination by federal and foreign jurisdictions where applicable based on the statute of limitations that apply in each jurisdiction. As of December 31, 2020, open years related to all jurisdictions are 2019, 2018, 2017, 2016 and 2015.

The Company has no open tax audits with any taxing authority as of December 31, 2020.